Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
The range of useful lives for AltaGas’ PP&E is as follows:

Utilities assets	4 to 69 years
Midstream assets	2 to 45 years
Power generation assets	3 to 46 years
Corporate assets	3 to 7 years

As at	December 31, 2019			December 31, 2018
	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Net book value
Utilities	$7,316.1	$(155.0)	$7,161.1	$7,090.5	$(89.7)	$7,000.8
Midstream	3,182.0	(585.4)	2,596.6	3,178.2	(845.7)	2,332.5
Power	976.7	(594.6)	382.1	4,633.9	(1,858.3)	2,775.6
Corporate	49.5	(40.9)	8.6	49.4	(39.1)	10.3
Reclassified to assets held for sale	(25.2)	2.3	(22.9)	(2,999.3)	1,809.7	(1,189.6)
	$11,499.1	$(1,373.6)	$10,125.5	$11,952.7	$(1,023.1)	$10,929.6